Document and Entity Information	Nov. 04, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Leo Holdings III Corp.
Entity Address, Country	BS
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001840780
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	Albany Financial Center
Entity Address, Address Line Two	South Ocean Blvd Suite #507
Entity Address, Address Line Three	New Providence
Entity Address, City or Town	Nassau
Entity Address, Postal Zip Code	00000
City Area Code	(310)
Local Phone Number	800-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	LIII.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	LIII
Security Exchange Name	NYSE
Redeemable Warrants Included As Partof The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LIII WS
Security Exchange Name	NYSE